Equity (Details) - Schedule of Estimated the Fair Value of Series A Warrants - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2018
Series A Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price	$ 1.18	$ 1.18	$ 2.6
Risk free rate of interest	0.19%	0.12%	2.77%
Dividend yield	0.00%	0.00%	0.00%
Annualized volatility of underlying stock	$ 2.19	$ 2.19	$ 2.03
Series B Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price			$ 0.001
Risk free rate of interest			1.88%
Dividend yield			0.00%
Annualized volatility of underlying stock			$ 0.87